September 23, 2005



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD FENWAY FUNDS
     FILE NO.  FILE NO.  33-19446
----------------------------------------------------------------


Commissioners:

Enclosed is the 39th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Fenway Funds (the "Trust"). The purposes of this Amendment are to: (1) disclose the changes to Vanguard Equity Income Fund's investment advisory arrangements with John A. Levin & Co., Wellington Management Company, LLP, and The Vanguard Group, Inc. (Vanguard Equity Income Fund is a series of the Trust); (2) to amend Vanguard Equity Income Fund's Frequent Trader Policy Disclosure, and (3) to effect a number of non-material editorial changes.


  Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on November 22, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on November 22, 2005.


  Please contact me at (610)503-2320 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Christopher A. Wightman
Associate Counsel



The Vanguard Group, Inc.

Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission